UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3956
RIVERSOURCE STRATEGY SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

Portfolio of Investments
RiverSource Equity Value Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.5%)
Honeywell International, Inc.	167,270		$6,528,548
United Technologies Corp.	151,442		9,830,100

Total			16,358,648

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	106,739		6,072,382

Airlines (1.4%)
AMR Corp.	128,397	(b,d)	870,532
Continental Airlines, Inc., Class B	101,548	(b)	2,234,055
Delta Air Lines, Inc.	182,998	(b,d)	2,150,227
UAL Corp.	91,049	(b,d)	1,871,967
US Airways Group, Inc.	211,598	(b,d)	1,821,859

Total			8,948,640

Automobiles (0.2%)
Ford Motor Co.	101,293	(b,d)	1,021,033

Biotechnology (1.1%)
Gilead Sciences, Inc.	199,008	(b)	6,821,994

Capital Markets (3.8%)
Morgan Stanley	391,345		9,083,117
The Bank of New York Mellon Corp.	124,054		3,062,893
The Goldman Sachs Group, Inc.	95,396		12,522,634

Total			24,668,644

Chemicals (4.3%)
Air Products & Chemicals, Inc.	73,430	(d)	4,758,998
EI du Pont de Nemours & Co.	379,925	(d)	13,141,606
The Dow Chemical Co.	421,414		9,995,940

Total			27,896,544

Commercial Banks (0.6%)
Wells Fargo & Co.	158,628		4,060,877

Communications Equipment (0.1%)
Nokia OYJ, ADR	71,967	(c,d)	586,531

Computers & Peripherals (4.6%)
Hewlett-Packard Co.	683,741		29,592,310

Diversified Financial Services (6.2%)
Bank of America Corp.	1,604,166		23,051,866
JPMorgan Chase & Co.	459,463		16,820,940

Total			39,872,806

Issuer	Shares		Value(a)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	355,879		8,608,713
Fairpoint Communications, Inc.	5,647	(b)	302
Verizon Communications, Inc.	314,076		8,800,410

Total			17,409,425

Electrical Equipment (1.3%)
ABB Ltd., ADR	228,042	(b,c,d)	3,940,566
Emerson Electric Co.	100,383		4,385,733

Total			8,326,299

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics Ltd.	77,777	(c)	1,973,980

Energy Equipment & Services (4.1%)
Baker Hughes, Inc.	162,269	(d)	6,745,522
Halliburton Co.	330,865		8,122,736
Schlumberger Ltd.	106,658		5,902,454
Transocean Ltd.	126,604	(b,c,d)	5,865,563

Total			26,636,275

Food & Staples Retailing (2.0%)
CVS Caremark Corp.	182,689		5,356,441
Wal-Mart Stores, Inc.	153,786		7,392,494

Total			12,748,935

Health Care Equipment & Supplies (1.0%)
Medtronic, Inc.	183,376		6,651,048

Health Care Providers & Services (0.5%)
WellPoint, Inc.	59,833	(b)	2,927,629

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp. Unit	211,062	(d)	6,382,515

Industrial Conglomerates (3.1%)
General Electric Co.	411,217		5,929,749
Siemens AG, ADR	82,431	(c,d)	7,380,048
Tyco International Ltd.	186,110	(c)	6,556,655

Total			19,866,452

Insurance (6.5%)
ACE Ltd.	188,513	(c)	9,704,649
Everest Re Group Ltd.	104,206	(c)	7,369,448
The Travelers Companies, Inc.	136,059		6,700,906
XL Group PLC	1,156,404	(c,d)	18,514,028

Total			42,289,031

IT Services (3.0%)
Accenture PLC, Class A	174,553	(c)	6,746,473
IBM Corp.	60,247		7,439,300
Mastercard, Inc., Class A	25,848	(d)	5,157,451

Total			19,343,224

Issuer	Shares		Value(a)
Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	136,901	(b)	6,714,994

Machinery (6.7%)
Caterpillar, Inc.	198,002	(d)	11,893,981
Deere & Co.	95,905	(d)	5,339,990
Eaton Corp.	110,512	(d)	7,231,905
Illinois Tool Works, Inc.	259,668	(d)	10,719,095
Ingersoll-Rand PLC	101,633	(c,d)	3,505,322
Parker Hannifin Corp.	86,248		4,783,314

Total			43,473,607

Media (1.5%)
Comcast Corp., Class A	172,108		2,989,516
Time Warner, Inc.	98,375		2,844,021
Viacom, Inc., Class B	131,824	(d)	4,135,319

Total			9,968,856

Metals & Mining (2.5%)
Freeport-McMoRan Copper & Gold, Inc.	78,014		4,612,968
Nucor Corp.	136,657	(d)	5,231,229
Rio Tinto PLC, ADR	52,375	(c,d)	2,283,550
Vale SA, ADR	92,939	(c,d)	2,263,065
Xstrata PLC	122,409	(c)	1,602,261

Total			15,993,073

Multiline Retail (2.1%)
Kohl’s Corp.	138,316	(b)	6,570,010
Target Corp.	147,927		7,273,571

Total			13,843,581

Multi-Utilities (1.1%)
Dominion Resources, Inc.	179,538		6,955,302

Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	104,781		3,781,546
Apache Corp.	73,228		6,165,065
Chevron Corp.	267,727		18,167,955
ConocoPhillips	288,976		14,185,832
Devon Energy Corp.	62,857		3,829,248
Exxon Mobil Corp.	295,252		16,850,032
Ultra Petroleum Corp.	58,438	(b,d)	2,585,882

Total			65,565,560

Pharmaceuticals (6.5%)
Abbott Laboratories	89,665		4,194,529
Bristol-Myers Squibb Co.	568,686	(d)	14,183,029
Merck & Co., Inc.	406,794		14,225,586
Pfizer, Inc.	641,151		9,142,813

Total			41,745,957

Real Estate Investment Trusts (REITs) (0.2%)
Pebblebrook Hotel Trust	74,756	(b,d)	1,409,151

Issuer	Shares		Value(a)
Road & Rail (0.3%)
CSX Corp.	35,311		1,752,485

Semiconductors & Semiconductor Equipment (4.2%)
Intel Corp.	1,069,411		20,800,044
LSI Corp.	392,647	(b,d)	1,806,176
Microchip Technology, Inc.	60,411	(d)	1,675,801
Xilinx, Inc.	105,502	(d)	2,664,981

Total			26,947,002

Software (3.9%)
Microsoft Corp.	315,558		7,260,990
Oracle Corp.	612,685		13,148,219
Symantec Corp.	330,129	(b)	4,582,191

Total			24,991,400

Specialty Retail (2.7%)
Best Buy Co., Inc.	225,176	(d)	7,624,459
Home Depot, Inc.	206,181		5,787,501
Staples, Inc.	211,167		4,022,731

Total			17,434,691

Tobacco (3.7%)
Lorillard, Inc.	274,043		19,725,615
Philip Morris International, Inc.	98,886		4,532,934

Total			24,258,549

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	870,344	(b,d)	3,690,259

Total Common Stocks (Cost: $647,223,603)			$635,199,689

Warrants (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.	100 (b,e	)	$9

Total Warrants (Cost: $—)			$9

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ford Motor Co.
Senior Unsecured Convertible 11-15-16	4.250%	$1,985,000	(d)	$2,522,935

Total Bonds (Cost: $1,985,000)				$2,522,935

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	6,921,167	(f)	$6,921,167

Total Money Market Fund (Cost: $6,921,167)			$6,921,167

Investments of Cash Collateral Received for Securities on Loan (12.6%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Certificates of Deposit (0.2%)
Overseas Chinese Banking Corp. 08-02-10	0.420%	$1,000,000	$1,000,000

Repurchase Agreements (12.4%)(g)
Cantor Fitzgerald & Co. dated 06-30-10, matures 07-01-10, repurchase price $35,000,088	0.090	35,000,000	35,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $10,716,719	0.030	10,716,710	10,716,710
Morgan Stanley dated 06-30-10, matures 07-01-10, repurchase price $20,000,167	0.300	20,000,000	20,000,000
Pershing LLC dated 06-30-10, matures 07-01-10, repurchase price $15,000,088	0.210	15,000,000	15,000,000

Total			80,716,710

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $81,716,710)			$81,716,710

Total Investments in Securities (Cost: $737,846,480)(h)			$726,360,510

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property, of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated March 31, 2010.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 12.10% of net assets.
(d) At June 30, 2010, security was partially or fully on loan.
(e) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2010 was $9, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts, Inc. Warrants	07-01-09	$—
(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.09%)

Security description	Value (a)

Fannie Mae Discount Notes	$42,559
Fannie Mae Interest Strip	440,211
Fannie Mae Pool	7,071,593
Fannie Mae Principal Strip	7,184
Fannie Mae REMICS	5,100,452
Federal Farm Credit Bank	2,233,888
Federal Home Loan Banks	3,071,815
Federal Home Loan Mortgage Corp	2,202,725
Federal National Mortgage Association	1,084,627
FHLMC Structured Pass Through Securities	1,036,315
Freddie Mac Discount Notes	159,904
Freddie Mac Gold Pool	549,735
Freddie Mac Non Gold Pool	2,162,512
Freddie Mac Reference REMIC	37,620
Freddie Mac REMICS	569,690
Freddie Mac Strips	609,854
Ginnie Mae I Pool	2,960,569
Ginnie Mae II Pool	2,458,876
GNMA Callable Pass Through Securities	47,661
Government National Mortgage Association	1,141,629
United States Treasury Inflation Indexed Bonds	260,393
United States Treasury Note/Bond	348,965
United States Treasury Strip Coupon	1,854,683
United States Treasury Strip Principal	246,541

Total market value of collateral securities	$35,700,001

Goldman Sachs & Co. (0.03%)

Security description	Value (a)

Fannie Mae Pool	$1,912,541
Government National Mortgage Association	9,018,504

Total market value of collateral securities	$10,931,045

Morgan Stanley (0.3%)

Security description	Value (a)

United States Treasury Note/Bond	$20,503,004

Total market value of collateral securities	$20,503,004

Pershing LLC (0.21%)

Security description	Value (a)

Fannie Mae Pool	$5,536,828
Fannie Mae REMICS	1,284,050
Federal Farm Credit Bank	204,213
Federal Home Loan Banks	383,133
Federal Home Loan Mortgage Corp	216,416
Federal National Mortgage Association	262,185
Freddie Mac Gold Pool	3,821,391
Freddie Mac Non Gold Pool	320,514
Freddie Mac REMICS	803,281
Ginnie Mae I Pool	401,733
Ginnie Mae II Pool	250,874
United States Treasury Bill	1,352,535
United States Treasury Note/Bond	440,110
United States Treasury Strip Coupon	22,738

Total market value of collateral securities	$15,300,001

(h)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $737,846,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,898,000
Unrealized depreciation	(66,383,000)

Net unrealized depreciation	$(11,485,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$14,390,812	$1,602,261	$—	$15,993,073
All Other Industries	619,206,616	—	—	619,206,616
Warrants	9	—	—	9

Total Equity Securities	633,597,437	1,602,261	—	635,199,698

Bonds
Corporate Debt Securities	—	2,522,935	—	2,522,935

Total Bonds	—	2,522,935	—	2,522,935

Other
Affiliated Money Market Fund(c)	6,921,167	—	—	6,921,167
Investments of Cash Collateral Received for Securities on Loan	—	81,716,710	—	81,716,710

Total Other	6,921,167	81,716,710	—	88,637,877

Total	$640,518,604	$85,841,906	$—	$726,360,510

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 26, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date August 26, 2010